6. Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	R$ 3,656,044	R$ 3,031,808
Provision for losses on expected accounts	(686,928)	(464,745)	R$ (370,452)
Trade receivables	2,969,116	2,567,063
Current portion	2,838,808	2,540,856
Non-current portion	130,308	26,207
Billed services [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	1,733,229	1,390,616
Unbilled services [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	774,484	610,570
Network use [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	455,228	367,894
Sale of goods [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	691,312	661,180
Other accounts receivable [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	R$ 1,791	R$ 1,548